Related parties (Details 1) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Supplier and contractors	$ 285	$ 230
Liabilities Financial instruments and other liabilities	364	501
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	342	232
Accounts receivable	147	63
Cash and cash equivalents	447	283
Pelletizing Companies [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	13	34
Supplier and contractors	62	49
Liabilities Financial instruments and other liabilities	193	291
MRS LogisticaS.A. [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	36	32
Accounts receivable		13
Supplier and contractors	20	32
Other Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	5	5
Supplier and contractors	61	66
Joint ventures where entity is venturer [member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	49	66
Accounts receivable	5	18
Supplier and contractors	143	147
Liabilities Financial instruments and other liabilities	193	291
Vli S.a. [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	109	19
Supplier and contractors	4	2
Liabilities Financial instruments and other liabilities	140	47
Anglo American [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	180	149
Supplier and contractors	66
Other Associates [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	3	1
Accounts receivable	1
Supplier and contractors		2
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	183	150
Accounts receivable	110	19
Supplier and contractors	142	71
Liabilities Financial instruments and other liabilities	140	47
Bradesco [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	110	16
Cash and cash equivalents	416	261
Liabilities Financial instruments and other liabilities	31	163
Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	31	22
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	14	7
Cosan [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable		3
Supplier and contractors		1
Major Shareholders [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	110	16
Accounts receivable	14	10
Cash and cash equivalents	447	283
Supplier and contractors		1
Liabilities Financial instruments and other liabilities	31	163
Pension Plan [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	18	16
Supplier and contractors		11
PTVI [Member]
IfrsStatementLineItems [Line Items]
Supplier and contractors	$ 72	$ 67